INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Investment, Fair Value and NAV
The Plan’s investments (including investments bought, sold, or held throughout the year) appreciated in value during the year ended December 31, 2025 as follows:

McCormick & Company, Incorporated common stock fund	$(14,814,310)
Mutual funds	41,520,096
Pooled, common and collective funds at net asset value	84,580,445
Total	$111,286,231
The following table sets forth the fair value of the Plan’s Level 1 assets, within the fair value hierarchy, as well as the pooled, common and collective funds that are valued at net asset value, as of December 31, 2025 and 2024:

	Assets at Fair Value as of
	December 31, 2025	December 31, 2024
Mutual funds:
Equity funds	$255,579,504	$217,898,511
Bond funds	33,019,340	30,157,030
McCormick & Company, Incorporated common stock fund	124,767,937	155,733,559
Total Level 1 assets in the fair value hierarchy	$413,366,781	$403,789,100
Pooled, common and collective funds(a)	619,812,795	534,877,219
Total Investments at fair value	$1,033,179,576	$938,666,319
(a)In accordance with Subtopic 820-10 of ASC 820 Fair Value Measurement, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.